GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS	12 Months Ended
Dec. 31, 2019
Gain (Loss) on Disposition of Assets [Abstract]
GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS
GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS

The Company has recorded gains/losses on sale of assets and termination of charters as follows:

	Year ended December 31,
(in thousands of $)	2019	2018	2017
Loss on sale of vessels	—	(2,578)	(1,699)
Gain on termination of charters	—	—	2,823
Total Gain/(loss) on sale of assets and termination of charters	—	(2,578)	1,124

The Company distinguishes between gains or losses on termination of charters, where ownership of the underlying vessel is retained, and gains or losses on sale of assets, where the vessel is disposed of and there may be an associated charter termination fee paid or received for early termination of the underlying charter.

Gain/(loss) on sale of vessels:

No gain or loss on sale of assets and termination of charters was recorded during the year ended December 31, 2019.

During the year ended December 31, 2018, the VLCC Front Circassia, which was accounted for as a direct financing lease asset, was sold to an unrelated third party. A loss of $1.4 million was recorded on the disposal, the proceeds of which included $17.9 million gross sales proceeds and compensation in the form of a loan note of $4.4 million at fair value was received for the early termination of the charter (see Note 24: Related party transactions).

The container vessel SFL Avon, which was accounted for as an operating lease asset, was sold to an unrelated third party during the year ended December 31, 2018 for a loss of $0.2 million on disposal.

The VLCCs Front Page, Front Stratus and Front Serenade which were accounted for as direct financing lease assets during the year ended December 31, 2018, were sold to a related party, ADS Crude Carriers Plc. ("ADS Crude Carriers"). Gains of $0.3 million, $0.2 million and $0.3 million were recorded on the disposal of the vessels, respectively. The gross proceeds from the sale was $22.5 million per vessel in addition to compensation, in the form of loan notes of $3.4 million each, received for the early termination of the charters (see Note 24: Related party transactions).

During the year ended December 31, 2018, the VLCCs Front Ariake and Front Falcon, which were accounted for as a direct financing lease assets, were sold to an unrelated third party. A gain of $1,000 and a loss of $1.8 million was recorded on the disposals respectively, and compensation in the form of a loan note of $3.4 million at fair value was received for the early termination of the Front Ariake charter (see Note 24: Related party transactions).

During the year ended December 31, 2017, the Company recorded a net loss of $1.7 million arising from the disposals of four crude oil tankers and the commencement of a sales-type lease for the 1,700 TEU container vessel MSC Alice as described below.

The VLCC Front Century, the Suezmax Front Brabant, the VLCC Front Scilla and the Suezmax Front Ardenne, which were accounted for as direct financing lease assets, were sold to unrelated third parties in March 2017, May 2017, June 2017 and August 2017, respectively. Losses of $26,000, $1.7 million, $1.1 million and a gain of $0.3 million, respectively, were recorded on the disposals. Sales proceeds included compensation received for early termination of the charters (see Note 24: Related party transactions). The 1,700 TEU container vessel MSC Alice which was previously an operating lease asset, was accounted for as a sales-type lease during the year ended December 31, 2017, following the commencement of a long-term bareboat charter in April 2017 to MSC Mediterranean Shipping Company S.A. ("MSC"), an unrelated party. The terms of the charter provides a minimum fixed price purchase obligation at the expiry of the five years charter period. A gain of $0.7 million was recorded on the transaction.

Gain on termination of charters:

In 2017, the 2007-built jack-up drilling rig Soehanah was redelivered to us by the previous charterer, PT Apexindo Pratama Duta ("Apexindo"). The Company received a non-amortizing loan note with a term of six years from Apexindo as part of the settlement agreement for the early termination of the charter. The note which has an initial face value of $6.0 million has been recorded at an initial fair value of $2.8 million, resulting as a gain on the termination of the charter.